Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern	6 Months Ended
Jun. 30, 2025
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern
2.
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED interim FINANCIAL STATEMENTS AND GOING CONCERN

The Group has evaluated whether there are material uncertainties’ related to events or conditions that may cast significant doubt upon the Group’s ability to continue as a going concern within one year after the date of these financial statements. Based upon the Group's balance of cash and cash equivalents of $2.1 million as of June 30, 2025, the Group estimates that it may not have sufficient liquidity to continue as a going concern through at least June 30, 2026. The Group will require additional capital, from equity, debt or strategic partnerships, to continue as a going concern in the future. It is uncertain whether such capital will be available in amounts or on terms acceptable to the Group, if at all.

As of and for the six months June 30, 2025, the Group had reported a net loss of $12.5 million, and accumulated losses of $713.4 million and net current liabilities of $0.3 million. These conditions indicate ongoing liquidity risk and the need for continued access to capital over the longer term, management has concluded that, based on its operating plan and existing cash resources, these conditions raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date of the financial statements. If the Group is not able to obtain additional capital to meet its cash requirements in the future, its business, financial condition, results of operations and prospects could be materially and adversely affected. There can be no assurance that management’s attempts to raise additional capital will be successful.

The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting” issued by the IASB as well as the rules and regulations of the U.S. Securities and Exchange Commission, and have been prepared under the assumption the Group operates on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In connection with a reverse stock split of 100-to-1 effective November 14, 2024, all shares and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.